SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo High Yield Bond Fund (the “Fund”)

Effective immediately Robert Junkin is added as a portfolio manager to the Fund.

I. Prospectus
In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Robert Junkin, Portfolio Manager / 2019 Margaret D. Patel, Portfolio Manager / 2012

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

Robert Junkin
Mr. Junkin joined Wells Capital Management or one of its predecessors firms in 2007, where he currently serves as a Portfolio Manager.

II. Statement of Additional Information
In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Robert Junkin[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles Managed
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Robert Junkin[1]	High Yield Bond Fund	$0
1.	Mr. Junkin became a portfolio manager of the Fund on April 1, 2019. The information presented in this table is as of August 31, 2018, at which time Mr. Junkin was not a portfolio manager of the Fund.

April 1, 2019	IFR049/P1001SP